Variable Interest Entities - Loans Sold to Third-Party Sponsored Securitization Entities (Details 5) (Variable Interest Entity, Not Primary Beneficiary [Member], USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010
Variable Interest Entity, Not Primary Beneficiary [Member]
Summary of loan sale activities [Abstract]
Carrying value of loans sold	$ 32,609,000,000	$ 30,173,000,000	$ 71,856,000,000	$ 65,547,000,000
Proceeds received from loan sales as cash	565,000,000	262,000,000	905,000,000	598,000,000
Proceeds received from loan sales as securities	31,511,000,000	29,448,000,000	69,683,000,000	63,818,000,000
Total proceeds received from loan sales	32,076,000,000	29,710,000,000	70,588,000,000	64,416,000,000
Gains on loan sales	30,000,000	70,000,000	52,000,000	91,000,000
Loans Repurchased Or Loans With The Option To Repurchase	13,200,000,000		13,200,000,000		13,000,000,000
Real Estate Acquired Through Foreclosure	$ 2,400,000,000		$ 2,400,000,000		$ 1,900,000,000